Condensed Financial Information of Registrant (SMFG) - Condensed Income Statement (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income:
Interest income from SMBC	¥ 1,747,654	¥ 1,780,370	¥ 2,407,045
Dividends from other subsidiaries, associates and joint ventures	95,290	74,109	79,840
Fees and commission income from subsidiaries	1,248,225	1,174,382	1,147,132
Other income	108,727	138,223	155,631
Expense:
Interest expense	303,716	397,245	1,090,730
Operating and other expense	2,170,180	1,962,994	2,185,192
Profit before tax	676,464	956,478	282,751
Income tax expense	161,389	251,402	51,768
Net profit	515,075	705,076	230,983
Profit attributable to:
Shareholders	499,573	687,483	200,052
Other equity instruments holders	10,731	13,122	12,364
Sumitomo mitsui banking corporation [member]
Expense:
Profit before tax	400,082
SMFG [member]
Income:
Fees and commission income from subsidiaries	9,439	7,777	9,048
Other income	1,109	794	19
Total income	617,120	484,214	833,818
Expense:
Interest expense	169,526	154,298	148,177
Operating and other expense	37,982	31,806	22,812
Total expense	217,038	194,737	189,819
Profit before tax	400,082	289,477	643,999
Income tax expense	(7,942)	(5,710)	(6,416)
Net profit	408,024	295,187	650,415
Profit attributable to:
Shareholders	397,293	282,065	638,051
Other equity instruments holders	10,731	13,122	12,364
SMFG [member] | Sumitomo mitsui banking corporation [member]
Income:
Interest income from SMBC	184,206	170,777	165,322
Dividends from other subsidiaries, associates and joint ventures	376,757	272,952	637,703
Expense:
Interest expense	4,751	4,313	4,328
SMFG [member] | Other subsidiaries and associate [Member]
Income:
Dividends from other subsidiaries, associates and joint ventures	45,609	31,914	21,726
SMFG [member] | Other subsidiaries [member]
Expense:
Interest expense	¥ 4,779	¥ 4,320	¥ 14,502